CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.

2.

There are no changes to the Prospectuses and Statements of Additional Information from the forms of Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 76 (“PEA No. 76”) on April 30, 2015, pursuant to Rule 485(b) of the 1933 Act for the following Portfolios:

Balanced Portfolio	Global Research Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Enterprise Portfolio	Global Technology Portfolio
– Institutional Shares	– Institutional Shares
– Service Shares	– Service Shares

Flexible Bond Portfolio	Janus Aspen INTECH U.S. Low Volatility Portfolio
– Institutional Shares	– Service Shares
– Service Shares
Janus Aspen Perkins Mid Cap Value Portfolio
Forty Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Janus Aspen Preservation Series – Growth
Global Allocation Portfolio – Moderate	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Janus Portfolio
Global Bond Portfolio	– Institutional Shares
– Institutional Shares	– Service Shares
– Service Shares
Overseas Portfolio
– Institutional Shares
– Service Shares

(collectively, the “Portfolios”)

3.	The text of PEA No. 76 has been filed electronically.

DATED: May 6, 2015

JANUS ASPEN SERIES
on behalf of the Portfolios

By:	/s/ Stephanie Grauerholz
Stephanie Grauerholz
Vice President